INCOME TAXES (Details) - Schedule of Deferred Tax Assets - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Deferred Tax Assets [Abstract]
Allowance for doubtful accounts	¥ 559,715	¥ 502,396	¥ 466,018
Net operating loss carry forwards	401,423	406,264	120,523
Less: valuation allowance	(961,138)	(908,660)	(586,541)	¥ (604,030)
Total deferred tax assets, net